Employee Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	4.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 171,000,000	$ 156,000,000	$ 142,000,000
Vesting service period for defined benefit pension plan	3 years
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	30.00%
Domestic Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Long-duration bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	35.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	10.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	$ 24,000,000	1,238,000,000
Pension Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	0	1,200,000,000
Pension Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year	23,000,000
Pension Plans [Member] | Scenario, Forecast [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year				$ 0
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	5,000,000	$ 5,000,000
Company contributions to pension and postretirement welfare plan in next fiscal year	$ 4,000,000